Deposits by Banks (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 16,541	£ 20,357
Drawdown from TFSME	13,000	17,000
Items in the course of transmission
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	973	732
Deposits held as collateral
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	613	888
Other deposits
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 14,955	£ 18,737